Note 1. Basis of Consolidation, Presentation and Going Concern	9 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1.   Basis of Consolidation, Presentation and Going Concern

The accompanying unaudited interim condensed consolidated financial statements for Catasys, Inc. (referred to herein as the “Company”, “Catasys”, “we”, “us” or “our”) and our subsidiaries have been prepared in accordance with the Securities and Exchange Commission (“SEC”) rules for interim financial information and do not include all information and notes required for complete financial statements. In our opinion, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included.  Interim results are not necessarily indicative of the results that may be expected for the entire fiscal year. The accompanying financial information should be read in conjunction with the financial statements and the notes thereto in our most recent Annual Report on Form 10-K, from which the December 31, 2010 balance sheet has been derived.

Our financial statements have been prepared on the basis that we will continue as a going concern. At September 30, 2011, cash and cash equivalents amounted to $53,000 and we had a working capital deficit of approximately $3.5 million. We have incurred significant operating losses and negative cash flows from operations since our inception. During the nine months ended September 30, 2011, our cash used in operating activities amounted to $5.1 million. We anticipate that we could continue to incur negative cash flows and net losses for the next twelve months. The financial statements do not include any adjustments relating to the recoverability of the carrying amount of the recorded assets or the amount of liabilities that might result from the outcome of this uncertainty. As of September 30, 2011, these conditions raised substantial doubt as to our ability to continue as a going concern.

Our ability to fund our ongoing operations and continue as a going concern is dependent on signing and generating revenue from new contracts for our Catasys managed care programs and the success of management’s plans to increase revenue and continue to control expenses. We have launched our program in Nevada, Kansas, and Massachusetts.  We have also signed an agreement with a health plan in Louisiana, which is expected to launch in the first quarter of 2012. In aggregate, the contracts we have signed make our program available to 520,000 health plan members. We expect to generate revenue and cash from these contracts later this year. In addition, we have successfully reduced our operating expenses to better scale our ongoing operations.

As of November 9, we had a balance of approximately $243,000 cash on hand. We had working capital deficit of approximately $3.5 million at September 30, 2011 and have continued to deplete our cash position subsequent to September 30, 2011. We have incurred significant net losses and negative operating cash flows since our inception. We could continue to incur negative cash flows and net losses for the next twelve months. Our current cash burn rate is approximately $450,000 per month, excluding non-current accrued liability payments. We expect our current cash resources to cover expenses through November 2011, however delays in cash collections, revenue, or unforeseen expenditures could impact this estimate. We will need to immediately obtain additional capital and there is no assurance that additional capital can be raised in an amount which is sufficient for us or on terms favorable to our stockholders, if at all.  If we do not immediately obtain additional capital, there is a significant doubt as to whether we can continue to operate as a going concern and we will need to curtail or cease operations or seek bankruptcy relief.  If we discontinue operations, we may not have sufficient funds to pay any amounts to stockholders.

In August 2011, we entered into a Securities Purchase Agreement with Socius Capital Group, LLC ("Socius"), an affiliate of the Company, pursuant to which we received $650,000 and issued a secured convertible note (the "August 2011 Bridge Note") and a warrant to purchase an aggregate of 2,500,000 shares of the Company's common stock (the “Common Stock”) or in the event of a financing of at least $2,000,000 (a “Qualified Financing”), an amount equal to the price per share of the securities issued in Qualified Financing multiplied by a factor equal to twice the product of the number of warrants issued in the Qualified Financing divided by the number of shares issued in the Qualified Financing at a purchase price of $0.32 per share (the "August 2011 Bridge Warrant").  The August 2011 Bridge Warrant expires on August 17, 2016. The August 2011 Bridge Warrant contains anti-dilution provisions. As a result, if we, in the future, issue or grant any rights to purchase any of our Common Stock, or other security convertible into our Common Stock, for a per share price less than the exercise price of the August 2011 Bridge Warrant, the exercise price of the August 2011 Bridge Warrant will be reduced to such lower price, subject to customary exceptions. The August 2011 Bridge Note had an original maturity in November 2011 and bears interest at an annual rate of 12% payable in cash at maturity, prepayment, or conversion.  The August 2011 Bridge Note and any accrued interest are convertible at the holders' option into Common Stock or the securities issued in the next Qualified Financing.  The conversion price for the August 2011 Bridge Note, if converted at the holder's option, is equal to the lowest of (i) $0.26 per share of Common Stock, (ii) the lowest price per share of Common Stock into which any security is convertible in any Qualified Financing, and (iii) the volume weighted average price per share for the 10 days following the effective date of the reverse split. The August 2011 Bridge Note is secured by a first priority security interest in all assets of the Company. In October 2011, in connection with the October 2011 Bridge Note (as defined below) the Company entered into a Consent Agreement (the “Consent Agreement”) with Socius and David E. Smith.  The Consent Agreement provided that the maturity date of the August 2011 Bridge Note be extended to January 5, 2012, and provided that the August 2011 Bridge Note and the October 2011 Bridge Note be secured by a first priority security interest in all assets of the Company on a pari passu basis.

In October 2011, we entered into a Securities Purchase Agreement with David E. Smith, pursuant to which we received $680,000 and issued a senior secured convertible note (the “October 2011 Bridge Note”) and a warrant to purchase an aggregate of 2,615,385 shares of the Common Stock or in the event of a Qualified Financing, an amount equal to the price per share of securities issued in the Qualified Financing multiplied by a factor equal to twice the product of the number of warrants issued in the Qualified Financing divided by the number of shares of Common Stock issued in the Qualified Financing at a purchase price of $0.32 per share (the “October 2011 Bridge Warrant”).  The October 2011 Bridge Warrant expires on October 5, 2016. The October 2011 Bridge Warrant contains anti-dilution provisions. As a result, if we, in the future, issue or grant any rights to purchase any of our Common Stock, or other security convertible into our Common Stock, for a per share price less than the exercise of the October 2011 Bridge Warrant, the exercise price of the October 2011 Bridge Warrant will be reduced to such lower price, subject to customary exceptions. The October 2011 Bridge Note matures in January 2012 and bears interest at an annual rate of 12% payable in cash at maturity, prepayment, or conversion.  The October 2011 Bridge Note and any accrued interest are convertible at the holders' option into Common Stock or the securities issued in the next Qualified Financing.  The conversion price for the October 2011 Bridge Note if converted at the holder's option is equal to the lower of (i) $0.26 per share of Common Stock and (ii) the lowest price per share of Common Stock into which any security is convertible in any Qualified Financing. The October 2011 Bridge Note is secured on a pari passu basis with the August 2011 Bridge Note by a first priority security interest in all assets of the Company.

In November 2011, we entered into Amended and Restated Secured Convertible Promissory Notes (the “Amended and Restated Notes”) with Socius and David E. Smith (collectively, the “Parties”), to increase the outstanding principal amounts under August 2011 Bridge Note by $160,000 and under the October 2011 Bridge Note by $100,000. In connection with the Amended and Restated Notes additional warrants were issued to such respective parties to purchase an additional 615,385 and 384,615 shares of the Common Stock or in the event of a Qualified Financing, an amount equal to the price per share of securities issued in the Qualified Financing multiplied by a factor equal to twice the product of the number of warrants issued in the Qualified Financing divided by the number of shares of Common Stock issued in the Qualified Financing at a purchase price of $0.32 per share (the “November 2011 Warrants”).  The exercise price of and number of shares of Common Stock underlying the November 2011 Warrants are subject to adjustment for financings and share issuances below the initial exercise price. The Amended and Restated Notes mature in January 2012 and bear interest at an annual rate of 12% payable in cash at maturity, prepayment or conversion.  The Amended and Restated Notes and any accrued interest are convertible at the holder’s option into Common Stock or securities in the Qualified Financing.  The conversion price for the Amended and Restated Notes is equal to the lower of (i) $0.26 per share of Common Stock, and (ii) the lowest price per share of Common Stock into which any security is convertible in any Qualified Financing.  In November 2011, the Company entered into an Amendment to Consent Agreement (the “Consent Amendment”) with the Parties to amend the Consent Agreement to adjust the Parties respective sharing percentages in recoveries against collateral securing the Amended and Restated Notes in order to reflect the increased principal amounts thereunder.

Based on the provisions of our management services agreement (“MSA”) between us and our managed professional medical corporation, we have determined that our managed professional medical corporation constitutes a variable interest entity, and that we are the primary beneficiary as defined in Financial Accounting Standards Board (“FASB”) Interpretation No. 46R “Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51” (“FIN 46R”).  Accordingly, we are required to consolidate the revenue and expenses of our managed professional medical corporation. See Management Service Agreement heading under Note 2, Summary of Significant Accounting Policies, for more discussion.

All intercompany transactions and balances have been eliminated in consolidation.